Expected credit loss measurement - Development of allowance for credit losses (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total ECL allowances and provisions		$ (1,468)	$ (1,029)	$ (1,054)
ECL movement with profit or loss impact
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[1]	(694)	(78)
Net movement from new and derecognized transactions
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[2]	(28)	(53)
Net movement from new and derecognized transactions | Private clients with mortgages
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(2)	(1)
Net movement from new and derecognized transactions | Real estate financing
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(3)	(3)
Net movement from new and derecognized transactions | Large corporate clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(32)	(6)
Net movement from new and derecognized transactions | SME clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(16)	(16)
Net movement from new and derecognized transactions | Other
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		26
Net movement from new and derecognized transactions | Securities financing transactions REIT
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		32
Net movement from new and derecognized transactions | Loans to financial advisors
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		9
Net movement from new and derecognized transactions | Lombard
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		23
Net movement from new and derecognized transactions | Financial intermediaries
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(20)
Remeasurements with stage transfers
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[3]	(427)	(125)
Remeasurements with stage transfers | Private clients with mortgages
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(19)	(5)
Remeasurements with stage transfers | Real estate financing
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(6)	5
Remeasurements with stage transfers | Large corporate clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(224)	(45)
Remeasurements with stage transfers | SME clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(43)	(64)
Remeasurements with stage transfers | Other
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(134)
Remeasurements with stage transfers | Securities financing transactions REIT
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(36)
Remeasurements with stage transfers | Loans to financial advisors
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(12)
Remeasurements with stage transfers | Lombard
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(36)
Remeasurements with stage transfers | Commodity trade finance
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(59)
Remeasurements without stage transfers
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[4]	(271)	73
Remeasurements without stage transfers | Private clients with mortgages
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(34)	22
Remeasurements without stage transfers | Real estate financing
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(14)	1
Remeasurements without stage transfers | Large corporate clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(149)	(24)
Remeasurements without stage transfers | SME clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(13)	35
Remeasurements without stage transfers | Other
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(60)
Remeasurements without stage transfers | Loans to financial advisors
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(18)
Remeasurements without stage transfers | Lombard
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(3)
Remeasurements without stage transfers | Credit cards
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(12)
Model and methodology changes
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[5]	32	26
Other allowance and provision movements
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[6]	254	105
Twelve-month expected credit losses | Positions that are not credit impaired
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total ECL allowances and provisions		(306)	(181)	(176)
Twelve-month expected credit losses | Positions that are not credit impaired | ECL movement with profit or loss impact
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[1]	(112)	(4)
Twelve-month expected credit losses | Positions that are not credit impaired | Net movement from new and derecognized transactions
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[2]	(90)	(66)
Twelve-month expected credit losses | Positions that are not credit impaired | Net movement from new and derecognized transactions | Private clients with mortgages
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(3)	(4)
Twelve-month expected credit losses | Positions that are not credit impaired | Net movement from new and derecognized transactions | Real estate financing
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(5)	(5)
Twelve-month expected credit losses | Positions that are not credit impaired | Net movement from new and derecognized transactions | Large corporate clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(29)	(14)
Twelve-month expected credit losses | Positions that are not credit impaired | Net movement from new and derecognized transactions | SME clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(14)	(14)
Twelve-month expected credit losses | Positions that are not credit impaired | Net movement from new and derecognized transactions | Other
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(39)
Twelve-month expected credit losses | Positions that are not credit impaired | Net movement from new and derecognized transactions | Securities financing transactions REIT
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(1)
Twelve-month expected credit losses | Positions that are not credit impaired | Net movement from new and derecognized transactions | Loans to financial advisors
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(1)
Twelve-month expected credit losses | Positions that are not credit impaired | Net movement from new and derecognized transactions | Lombard
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(6)
Twelve-month expected credit losses | Positions that are not credit impaired | Net movement from new and derecognized transactions | Financial intermediaries
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(15)
Twelve-month expected credit losses | Positions that are not credit impaired | Remeasurements with stage transfers
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[3]	45	14
Twelve-month expected credit losses | Positions that are not credit impaired | Remeasurements with stage transfers | Private clients with mortgages
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(2)	1
Twelve-month expected credit losses | Positions that are not credit impaired | Remeasurements with stage transfers | Real estate financing
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		3	4
Twelve-month expected credit losses | Positions that are not credit impaired | Remeasurements with stage transfers | Large corporate clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		34	4
Twelve-month expected credit losses | Positions that are not credit impaired | Remeasurements with stage transfers | SME clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(1)	2
Twelve-month expected credit losses | Positions that are not credit impaired | Remeasurements with stage transfers | Other
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		11
Twelve-month expected credit losses | Positions that are not credit impaired | Remeasurements with stage transfers | Securities financing transactions REIT
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		0
Twelve-month expected credit losses | Positions that are not credit impaired | Remeasurements with stage transfers | Loans to financial advisors
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		7
Twelve-month expected credit losses | Positions that are not credit impaired | Remeasurements with stage transfers | Lombard
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		0
Twelve-month expected credit losses | Positions that are not credit impaired | Remeasurements with stage transfers | Commodity trade finance
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		0
Twelve-month expected credit losses | Positions that are not credit impaired | Remeasurements without stage transfers
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[4]	(88)	31
Twelve-month expected credit losses | Positions that are not credit impaired | Remeasurements without stage transfers | Private clients with mortgages
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(19)	2
Twelve-month expected credit losses | Positions that are not credit impaired | Remeasurements without stage transfers | Real estate financing
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(4)	0
Twelve-month expected credit losses | Positions that are not credit impaired | Remeasurements without stage transfers | Large corporate clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(53)	(10)
Twelve-month expected credit losses | Positions that are not credit impaired | Remeasurements without stage transfers | SME clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		0	9
Twelve-month expected credit losses | Positions that are not credit impaired | Remeasurements without stage transfers | Other
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(11)
Twelve-month expected credit losses | Positions that are not credit impaired | Remeasurements without stage transfers | Loans to financial advisors
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(12)
Twelve-month expected credit losses | Positions that are not credit impaired | Remeasurements without stage transfers | Lombard
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		6
Twelve-month expected credit losses | Positions that are not credit impaired | Remeasurements without stage transfers | Credit cards
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		0
Twelve-month expected credit losses | Positions that are not credit impaired | Model and methodology changes
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[5]	21	17
Twelve-month expected credit losses | Positions that are not credit impaired | Other allowance and provision movements
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[6]	(14)	(1)
Lifetime expected credit losses | Net movement from new and derecognized transactions
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		63
Lifetime expected credit losses | Positions that are not credit impaired
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total ECL allowances and provisions		(333)	(160)	(183)
Lifetime expected credit losses | Positions that are not credit impaired | Private clients with mortgages
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total ECL allowances and provisions		(93)
Lifetime expected credit losses | Positions that are not credit impaired | Real estate financing
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total ECL allowances and provisions		(53)
Lifetime expected credit losses | Positions that are not credit impaired | Large corporate clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total ECL allowances and provisions		(110)
Lifetime expected credit losses | Positions that are not credit impaired | SME clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total ECL allowances and provisions		(38)
Lifetime expected credit losses | Positions that are not credit impaired | Other
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total ECL allowances and provisions		(2)
Lifetime expected credit losses | Positions that are not credit impaired | Loans to financial advisors
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total ECL allowances and provisions		(5)
Lifetime expected credit losses | Positions that are not credit impaired | Credit cards
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total ECL allowances and provisions		(14)
Lifetime expected credit losses | Positions that are not credit impaired | ECL movement with profit or loss impact
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[1]	(154)	25
Lifetime expected credit losses | Positions that are not credit impaired | Net movement from new and derecognized transactions
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[2]	17	10
Lifetime expected credit losses | Positions that are not credit impaired | Net movement from new and derecognized transactions | Private clients with mortgages
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		2	3
Lifetime expected credit losses | Positions that are not credit impaired | Net movement from new and derecognized transactions | Real estate financing
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		2	2
Lifetime expected credit losses | Positions that are not credit impaired | Net movement from new and derecognized transactions | Large corporate clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(4)	8
Lifetime expected credit losses | Positions that are not credit impaired | Net movement from new and derecognized transactions | SME clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(3)	(2)
Lifetime expected credit losses | Positions that are not credit impaired | Net movement from new and derecognized transactions | Other
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		20
Lifetime expected credit losses | Positions that are not credit impaired | Net movement from new and derecognized transactions | Securities financing transactions REIT
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		15
Lifetime expected credit losses | Positions that are not credit impaired | Net movement from new and derecognized transactions | Loans to financial advisors
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		9
Lifetime expected credit losses | Positions that are not credit impaired | Net movement from new and derecognized transactions | Lombard
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		0
Lifetime expected credit losses | Positions that are not credit impaired | Net movement from new and derecognized transactions | Financial intermediaries
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(5)
Lifetime expected credit losses | Positions that are not credit impaired | Remeasurements with stage transfers
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[3]	(134)	(35)
Lifetime expected credit losses | Positions that are not credit impaired | Remeasurements with stage transfers | Private clients with mortgages
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(17)	(5)
Lifetime expected credit losses | Positions that are not credit impaired | Remeasurements with stage transfers | Real estate financing
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(9)	1
Lifetime expected credit losses | Positions that are not credit impaired | Remeasurements with stage transfers | Large corporate clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(83)	(11)
Lifetime expected credit losses | Positions that are not credit impaired | Remeasurements with stage transfers | SME clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(11)	(11)
Lifetime expected credit losses | Positions that are not credit impaired | Remeasurements with stage transfers | Other
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(14)
Lifetime expected credit losses | Positions that are not credit impaired | Remeasurements with stage transfers | Securities financing transactions REIT
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(18)
Lifetime expected credit losses | Positions that are not credit impaired | Remeasurements with stage transfers | Loans to financial advisors
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(7)
Lifetime expected credit losses | Positions that are not credit impaired | Remeasurements with stage transfers | Lombard
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		0
Lifetime expected credit losses | Positions that are not credit impaired | Remeasurements with stage transfers | Commodity trade finance
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		0
Lifetime expected credit losses | Positions that are not credit impaired | Remeasurements without stage transfers
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[4]	(47)	41
Lifetime expected credit losses | Positions that are not credit impaired | Remeasurements without stage transfers | Private clients with mortgages
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(8)	30
Lifetime expected credit losses | Positions that are not credit impaired | Remeasurements without stage transfers | Real estate financing
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(11)	0
Lifetime expected credit losses | Positions that are not credit impaired | Remeasurements without stage transfers | Large corporate clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(17)	0
Lifetime expected credit losses | Positions that are not credit impaired | Remeasurements without stage transfers | SME clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(7)	10
Lifetime expected credit losses | Positions that are not credit impaired | Remeasurements without stage transfers | Other
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(4)
Lifetime expected credit losses | Positions that are not credit impaired | Remeasurements without stage transfers | Loans to financial advisors
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(3)
Lifetime expected credit losses | Positions that are not credit impaired | Remeasurements without stage transfers | Lombard
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		0
Lifetime expected credit losses | Positions that are not credit impaired | Remeasurements without stage transfers | Credit cards
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		0
Lifetime expected credit losses | Positions that are not credit impaired | Model and methodology changes
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[5]	11	9
Lifetime expected credit losses | Positions that are not credit impaired | Other allowance and provision movements
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[6]	(19)	(2)
Lifetime expected credit losses | Credit-impaired positions
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total ECL allowances and provisions		(829)	(688)	(695)
Lifetime expected credit losses | Credit-impaired positions | ECL movement with profit or loss impact
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[1]	(429)	(100)
Lifetime expected credit losses | Credit-impaired positions | Net movement from new and derecognized transactions
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[2]	46	3
Lifetime expected credit losses | Credit-impaired positions | Net movement from new and derecognized transactions | Private clients with mortgages
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		0	0
Lifetime expected credit losses | Credit-impaired positions | Net movement from new and derecognized transactions | Real estate financing
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		0	0
Lifetime expected credit losses | Credit-impaired positions | Net movement from new and derecognized transactions | Large corporate clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		0	0
Lifetime expected credit losses | Credit-impaired positions | Net movement from new and derecognized transactions | SME clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		0	0
Lifetime expected credit losses | Credit-impaired positions | Net movement from new and derecognized transactions | Other
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		46
Lifetime expected credit losses | Credit-impaired positions | Net movement from new and derecognized transactions | Securities financing transactions REIT
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		17
Lifetime expected credit losses | Credit-impaired positions | Net movement from new and derecognized transactions | Loans to financial advisors
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		0
Lifetime expected credit losses | Credit-impaired positions | Net movement from new and derecognized transactions | Lombard
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		29
Lifetime expected credit losses | Credit-impaired positions | Net movement from new and derecognized transactions | Financial intermediaries
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		0
Lifetime expected credit losses | Credit-impaired positions | Remeasurements with stage transfers
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[3]	(338)	(105)
Lifetime expected credit losses | Credit-impaired positions | Remeasurements with stage transfers | Private clients with mortgages
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		0	(1)
Lifetime expected credit losses | Credit-impaired positions | Remeasurements with stage transfers | Real estate financing
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		0	0
Lifetime expected credit losses | Credit-impaired positions | Remeasurements with stage transfers | Large corporate clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(175)	(38)
Lifetime expected credit losses | Credit-impaired positions | Remeasurements with stage transfers | SME clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(31)	(55)
Lifetime expected credit losses | Credit-impaired positions | Remeasurements with stage transfers | Other
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(131)
Lifetime expected credit losses | Credit-impaired positions | Remeasurements with stage transfers | Securities financing transactions REIT
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(19)
Lifetime expected credit losses | Credit-impaired positions | Remeasurements with stage transfers | Loans to financial advisors
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(11)
Lifetime expected credit losses | Credit-impaired positions | Remeasurements with stage transfers | Lombard
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(36)
Lifetime expected credit losses | Credit-impaired positions | Remeasurements with stage transfers | Commodity trade finance
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(59)
Lifetime expected credit losses | Credit-impaired positions | Remeasurements without stage transfers
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[4]	(136)	1
Lifetime expected credit losses | Credit-impaired positions | Remeasurements without stage transfers | Private clients with mortgages
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(7)	(9)
Lifetime expected credit losses | Credit-impaired positions | Remeasurements without stage transfers | Real estate financing
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		1	1
Lifetime expected credit losses | Credit-impaired positions | Remeasurements without stage transfers | Large corporate clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(79)	(14)
Lifetime expected credit losses | Credit-impaired positions | Remeasurements without stage transfers | SME clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(6)	17
Lifetime expected credit losses | Credit-impaired positions | Remeasurements without stage transfers | Other
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(44)
Lifetime expected credit losses | Credit-impaired positions | Remeasurements without stage transfers | Loans to financial advisors
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(3)
Lifetime expected credit losses | Credit-impaired positions | Remeasurements without stage transfers | Lombard
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(9)
Lifetime expected credit losses | Credit-impaired positions | Remeasurements without stage transfers | Credit cards
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(12)
Lifetime expected credit losses | Credit-impaired positions | Model and methodology changes
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[5]	0	0
Lifetime expected credit losses | Credit-impaired positions | Other allowance and provision movements
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[6]	287	108
UBS AG
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Balance				(1,054)
Total ECL allowances and provisions		(1,468)	(1,029)
UBS AG | ECL movement with profit or loss impact
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[1]	(694)	(78)
UBS AG | Net movement from new and derecognized transactions
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[2]	(28)	(53)
UBS AG | Net movement from new and derecognized transactions | Private clients with mortgages
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(2)	(1)
UBS AG | Net movement from new and derecognized transactions | Real estate financing
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(3)	(3)
UBS AG | Net movement from new and derecognized transactions | Large corporate clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(32)	(6)
UBS AG | Net movement from new and derecognized transactions | SME clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(16)	(16)
UBS AG | Net movement from new and derecognized transactions | Other
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		26
UBS AG | Net movement from new and derecognized transactions | Securities financing transactions REIT
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		32
UBS AG | Net movement from new and derecognized transactions | Loans to financial advisors
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		9
UBS AG | Net movement from new and derecognized transactions | Lombard
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		23
UBS AG | Net movement from new and derecognized transactions | Financial intermediaries
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(20)
UBS AG | Remeasurements with stage transfers
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[3]	(427)	(125)
UBS AG | Remeasurements with stage transfers | Private clients with mortgages
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(19)	(5)
UBS AG | Remeasurements with stage transfers | Real estate financing
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(6)	5
UBS AG | Remeasurements with stage transfers | Large corporate clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(224)	(45)
UBS AG | Remeasurements with stage transfers | SME clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(43)	(64)
UBS AG | Remeasurements with stage transfers | Other
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(134)
UBS AG | Remeasurements with stage transfers | Securities financing transactions REIT
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(36)
UBS AG | Remeasurements with stage transfers | Loans to financial advisors
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(12)
UBS AG | Remeasurements with stage transfers | Lombard
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(36)
UBS AG | Remeasurements with stage transfers | Commodity trade finance
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(59)
UBS AG | Remeasurements without stage transfers
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[4]	(271)	73
UBS AG | Remeasurements without stage transfers | Private clients with mortgages
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(34)	22
UBS AG | Remeasurements without stage transfers | Real estate financing
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(14)	1
UBS AG | Remeasurements without stage transfers | Large corporate clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(149)	(24)
UBS AG | Remeasurements without stage transfers | SME clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(13)	35
UBS AG | Remeasurements without stage transfers | Other
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(60)
UBS AG | Remeasurements without stage transfers | Loans to financial advisors
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(18)
UBS AG | Remeasurements without stage transfers | Lombard
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(3)
UBS AG | Remeasurements without stage transfers | Credit cards
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(12)
UBS AG | Model and methodology changes
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[5]	32	26
UBS AG | Other allowance and provision movements
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[6]	254	105
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Balance				(176)
Total ECL allowances and provisions		(306)	(181)
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | ECL movement with profit or loss impact
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[1]	(112)	(4)
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Net movement from new and derecognized transactions
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[2]	(90)	(66)
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Net movement from new and derecognized transactions | Private clients with mortgages
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(3)	(4)
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Net movement from new and derecognized transactions | Real estate financing
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(5)	(5)
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Net movement from new and derecognized transactions | Large corporate clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(29)	(14)
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Net movement from new and derecognized transactions | SME clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(14)	(14)
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Net movement from new and derecognized transactions | Other
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(39)
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Net movement from new and derecognized transactions | Securities financing transactions REIT
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(1)
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Net movement from new and derecognized transactions | Loans to financial advisors
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(1)
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Net movement from new and derecognized transactions | Lombard
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(6)
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Net movement from new and derecognized transactions | Financial intermediaries
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(15)
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Remeasurements with stage transfers
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[3]	45	14
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Remeasurements with stage transfers | Private clients with mortgages
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(2)	1
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Remeasurements with stage transfers | Real estate financing
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		3	4
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Remeasurements with stage transfers | Large corporate clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		34	4
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Remeasurements with stage transfers | SME clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(1)	2
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Remeasurements with stage transfers | Other
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		11
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Remeasurements with stage transfers | Securities financing transactions REIT
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		0
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Remeasurements with stage transfers | Loans to financial advisors
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		7
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Remeasurements with stage transfers | Lombard
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		0
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Remeasurements with stage transfers | Commodity trade finance
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		0
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Remeasurements without stage transfers
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[4]	(88)	31
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Remeasurements without stage transfers | Private clients with mortgages
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(19)	2
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Remeasurements without stage transfers | Real estate financing
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(4)	0
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Remeasurements without stage transfers | Large corporate clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(53)	(10)
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Remeasurements without stage transfers | SME clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		0	9
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Remeasurements without stage transfers | Other
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(11)
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Remeasurements without stage transfers | Loans to financial advisors
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(12)
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Remeasurements without stage transfers | Lombard
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		6
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Remeasurements without stage transfers | Credit cards
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		0
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Model and methodology changes
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[5]	21	17
UBS AG | Twelve-month expected credit losses | Positions that are not credit impaired | Other allowance and provision movements
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[6]	(14)	(1)
UBS AG | Lifetime expected credit losses | Net movement from new and derecognized transactions
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		63
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Balance				(183)
Total ECL allowances and provisions		(333)	(160)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Private clients with mortgages
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total ECL allowances and provisions		(93)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Real estate financing
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total ECL allowances and provisions		(53)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Large corporate clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total ECL allowances and provisions		(110)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | SME clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total ECL allowances and provisions		(38)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Other
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total ECL allowances and provisions		(2)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Loans to financial advisors
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total ECL allowances and provisions		(5)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Credit cards
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Total ECL allowances and provisions		(14)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | ECL movement with profit or loss impact
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[1]	(154)	25
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Net movement from new and derecognized transactions
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[2]	17	10
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Net movement from new and derecognized transactions | Private clients with mortgages
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		2	3
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Net movement from new and derecognized transactions | Real estate financing
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		2	2
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Net movement from new and derecognized transactions | Large corporate clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(4)	8
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Net movement from new and derecognized transactions | SME clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(3)	(2)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Net movement from new and derecognized transactions | Other
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		20
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Net movement from new and derecognized transactions | Securities financing transactions REIT
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		15
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Net movement from new and derecognized transactions | Loans to financial advisors
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		9
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Net movement from new and derecognized transactions | Lombard
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		0
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Net movement from new and derecognized transactions | Financial intermediaries
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(5)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Remeasurements with stage transfers
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[3]	(134)	(35)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Remeasurements with stage transfers | Private clients with mortgages
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(17)	(5)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Remeasurements with stage transfers | Real estate financing
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(9)	1
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Remeasurements with stage transfers | Large corporate clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(83)	(11)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Remeasurements with stage transfers | SME clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(11)	(11)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Remeasurements with stage transfers | Other
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(14)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Remeasurements with stage transfers | Securities financing transactions REIT
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(18)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Remeasurements with stage transfers | Loans to financial advisors
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(7)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Remeasurements with stage transfers | Lombard
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		0
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Remeasurements with stage transfers | Commodity trade finance
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		0
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Remeasurements without stage transfers
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[4]	(47)	41
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Remeasurements without stage transfers | Private clients with mortgages
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(8)	30
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Remeasurements without stage transfers | Real estate financing
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(11)	0
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Remeasurements without stage transfers | Large corporate clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(17)	0
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Remeasurements without stage transfers | SME clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(7)	10
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Remeasurements without stage transfers | Other
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(4)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Remeasurements without stage transfers | Loans to financial advisors
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(3)
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Remeasurements without stage transfers | Lombard
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		0
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Remeasurements without stage transfers | Credit cards
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		0
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Model and methodology changes
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[5]	11	9
UBS AG | Lifetime expected credit losses | Positions that are not credit impaired | Other allowance and provision movements
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[6]	(19)	(2)
UBS AG | Lifetime expected credit losses | Credit-impaired positions
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Balance				$ (695)
Total ECL allowances and provisions		(829)	(688)
UBS AG | Lifetime expected credit losses | Credit-impaired positions | ECL movement with profit or loss impact
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[1]	(429)	(100)
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Net movement from new and derecognized transactions
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[2]	46	3
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Net movement from new and derecognized transactions | Private clients with mortgages
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Net movement from new and derecognized transactions | Real estate financing
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Net movement from new and derecognized transactions | Large corporate clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Net movement from new and derecognized transactions | SME clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Net movement from new and derecognized transactions | Other
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		46
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Net movement from new and derecognized transactions | Securities financing transactions REIT
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		17
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Net movement from new and derecognized transactions | Loans to financial advisors
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Net movement from new and derecognized transactions | Lombard
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		29
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Net movement from new and derecognized transactions | Financial intermediaries
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Remeasurements with stage transfers
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[3]	(338)	(105)
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Remeasurements with stage transfers | Private clients with mortgages
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		0	(1)
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Remeasurements with stage transfers | Real estate financing
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Remeasurements with stage transfers | Large corporate clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(175)	(38)
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Remeasurements with stage transfers | SME clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(31)	(55)
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Remeasurements with stage transfers | Other
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(131)
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Remeasurements with stage transfers | Securities financing transactions REIT
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(19)
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Remeasurements with stage transfers | Loans to financial advisors
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(11)
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Remeasurements with stage transfers | Lombard
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(36)
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Remeasurements with stage transfers | Commodity trade finance
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(59)
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Remeasurements without stage transfers
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[4]	(136)	1
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Remeasurements without stage transfers | Private clients with mortgages
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(7)	(9)
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Remeasurements without stage transfers | Real estate financing
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		1	1
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Remeasurements without stage transfers | Large corporate clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(79)	(14)
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Remeasurements without stage transfers | SME clients
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(6)	17
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Remeasurements without stage transfers | Other
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(44)
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Remeasurements without stage transfers | Loans to financial advisors
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(3)
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Remeasurements without stage transfers | Lombard
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(9)
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Remeasurements without stage transfers | Credit cards
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions		(12)
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Model and methodology changes
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[5]	0	0
UBS AG | Lifetime expected credit losses | Credit-impaired positions | Other allowance and provision movements
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets [Line Items]
Development of ECL allowances and provisions	[6]	$ 287	$ 108

[1]	Includes ECL movements from new and derecognized transactions, remeasurement changes, model and methodology changes.
[2]
Represents the increase and decrease in allowances and provisions resulting from financial instruments (including guarantees and facilities) that were newly originated, purchased or renewed and from the final derecognition of loans or facilities on their maturity date or earlier

[3]	Represents the remeasurement between 12-month and lifetime ECL due to stage transfers.
[4]
Represents the change in allowances and provisions related to changes in model inputs or assumptions, including changes in forward-looking macroeconomic conditions, changes in the exposure profile, PD and LGD changes, and unwinding of the time value.

[5]	Represents the change in the allowances and provisions related to changes in models and methodologies.
[6]
Represents the decrease in allowances and provisions resulting from write-offs of the ECL allowance against the gross carrying amount when all or part of a financial asset is deemed uncollectible or forgiven and movements in foreign exchange rates.